Other Non-Current Assets	6 Months Ended
Jun. 30, 2021
Other Non-Current Assets
Other Non-Current Assets

6. Other Non-Current Assets

Other non-current assets consist of the following:

	December 31, 2020	June 30, 2021
Various guarantees	289	288
Other long-term assets	5,378	5,069
Cash collaterals on swaps	6,796	213
Total	12,463	5,570

Cash collaterals on swaps represent cash deposited for the Group’s interest rate swaps and CCSs, being the difference between their fair value and an agreed threshold. An amount of $8,017 of cash collaterals has been included in Prepayments and other current assets (December 31, 2020: $16,671).